Income tax incurred and deferred: (Details 4) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Beginning Balances	$ 3,033,930		$ 1,870,660	$ 1,523,722
Proceeds from asset tax recovery			152,785	34,090
Tax charged or credited in the comprehesive income statement				(101,792)
Increase (decrease) in deferred tax liability (asset)	49,976		(292,750)	(67,702)
Ending Balances	3,081,668		3,033,930	1,870,660
Airplan [Member]
Proceeds from asset tax recovery			579,585
Increase (decrease) in deferred tax liability (asset)	2,981		(9,337)
Identifiable assets acquired (liabilities assumed)			281,899
Income tax relating to change in value of foreign currency basis spreads included in other comprehensive income		$ (2,238)	12,380
Aerostar [Member]
Proceeds from asset tax recovery			203,512
Increase (decrease) in deferred tax liability (asset)	33,879		28,678
Initial valuation of Investments			605,382
Income tax relating to change in value of foreign currency basis spreads included in other comprehensive income			35,117
Mexico City [Member]
Increase (decrease) in deferred tax liability (asset)	13,116		(312,091)
Provision for load portfolio impairment
Beginning Balances	(36,874)		(33,930)	(31,576)
Tax charged or credited in the comprehesive income statement				(2,354)
Increase (decrease) in deferred tax liability (asset)	8,042		(10,986)	(2,354)
Ending Balances			(36,874)	(33,930)
Provision for load portfolio impairment | Airplan [Member]
Increase (decrease) in deferred tax liability (asset)	(2,468)
Provision for load portfolio impairment | Mexico City [Member]
Increase (decrease) in deferred tax liability (asset)	10,510		(10,986)
Concessioned assets
Beginning Balances	2,858,318		1,447,089	1,766,981
Tax charged or credited in the comprehesive income statement				(94,340)
Increase (decrease) in deferred tax liability (asset)	221,431		(261,412)	(94,340)
Ending Balances			2,858,318	1,447,089
Concessioned assets | Airplan [Member]
Proceeds from asset tax recovery			356,296
Increase (decrease) in deferred tax liability (asset)	178,236		(6,191)
Identifiable assets acquired (liabilities assumed)			281,899
Concessioned assets | Aerostar [Member]
Proceeds from asset tax recovery			203,512
Increase (decrease) in deferred tax liability (asset)	35,440		28,678
Initial valuation of Investments			605,382
Concessioned assets | Mexico City [Member]
Increase (decrease) in deferred tax liability (asset)	7,755		(283,899)
Recoverable asset tax
Beginning Balances	0		(152,785)	(186,875)
Proceeds from asset tax recovery			152,785	34,090
Increase (decrease) in deferred tax liability (asset)	0		0	34,090
Ending Balances			0	(152,785)
Recoverable asset tax | Mexico City [Member]
Increase (decrease) in deferred tax liability (asset)	0		0
Foreign currency translarion
Beginning Balances	60,008		42,575
Increase (decrease) in deferred tax liability (asset)	(2,994)
Income tax relating to change in value of foreign currency basis spreads included in other comprehensive income	20,427		7,458
Ending Balances			60,008	42,575
Foreign currency translarion | Airplan [Member]
Increase (decrease) in deferred tax liability (asset)	(1,433)
Foreign currency translarion | Aerostar [Member]
Increase (decrease) in deferred tax liability (asset)	(1,561)
Income tax relating to change in value of foreign currency basis spreads included in other comprehensive income			35,117
Other
Beginning Balances	177,953		(29,906)	(24,808)
Tax charged or credited in the comprehesive income statement				(5,098)
Increase (decrease) in deferred tax liability (asset)	(176,503)		(20,352)	(5,098)
Income tax relating to change in value of foreign currency basis spreads included in other comprehensive income			(22,665)	4,922
Ending Balances			177,953	$ (29,906)
Other | Airplan [Member]
Proceeds from asset tax recovery			223,289
Increase (decrease) in deferred tax liability (asset)	(171,354)		(3,146)
Other | Mexico City [Member]
Increase (decrease) in deferred tax liability (asset)	$ (5,149)		$ (17,206)